ACTIVE ASSETS MONEY TRUST       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1995

DEAR SHAREHOLDER:

As of December 31, 1995, Active Assets Money Trust had assets in excess of $6.3 billion with an average life of 73 days. The Trust's annualized net yield for the six-month period was 5.43 percent and its annualized yield for December was
5.32 percent.

TWO FEDERAL RESERVE RATE CUTS

While the Federal Reserve Board held its discount rate steady from February 1995 through the end of the year, it lowered its target rate on federal-funds twice. Citing a slowing economy and moderation in the expectations for inflation, the central bank lowered the federal-funds rate from 6.00 percent to 5.75 percent in early July, and on December 19, cut that rate a second time to its December 31 level of 5.50 percent. We believe further reductions are possible which could lower this key money market rate by another 25 to 75 basis points during 1996 unless the economy picks up considerably more strength.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1995, approximately 83 percent of the Trust's portfolio consisted of high quality commercial paper, 13 percent invested in short-term bank notes and certificates of deposit of major, financially strong commercial banks, 3 percent invested in bankers' acceptances issued by such institutions and the remaining one percent invested in federal agency and U.S. Treasury obligations.

At the end of this fiscal period, more than 82 percent of the Trust's assets were due to mature in less than four months. Therefore, the portfolio is well positioned for stability of value with a high degree of liquidity. We continue to operate the Trust in a straight-forward, conservative style without "structured notes" or derivatives which could fluctuate excessively when interest rates change.

ACTIVE ASSETS MONEY TRUST

LOOKING AHEAD

At this time, we anticipate a moderate pace for economic activity during the first half of 1996, with no adverse surprises in the rate of inflation. Investment yields available to the Trust during the first half of 1996 are likely to be lower than those achieved during the second half of 1995. Nonetheless, your Trust continues to serve as a very useful investment for liquidity, preservation of capital and a yield which will reflect prevailing money market conditions.

We appreciate your ongoing support of Active Assets Money Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/CHARLES A. FIUMEFREDDO
-------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited)

                                                             ANNUALIZED
PRINCIPAL                      DESCRIPTION                      YIELD
AMOUNT IN                          AND                       ON DATE OF
THOUSANDS                     MATURITY DATES                  PURCHASE           VALUE
-------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (82.5%)
              Automotive - Finance (7.8%)
$ 20,000      Daimler - Benz North America Corp. 02/12/96...    6.14    %    $   19,856,389
 163,830      Ford Motor Credit Co. 01/12/96 - 05/03/96..... 5.48 - 5.79        162,407,121
 315,000      General Motors Acceptance Corp.
              02/02/96 - 06/10/96........................... 5.48 - 5.82        309,621,820
                                                                                -----------
                                                                                491,885,330
                                                                                -----------
              Bank Holding Companies (15.4%)
  28,300      BankAmerica Corp. 02/22/96....................    5.69             28,062,280
 286,500      Chemical Banking Corp.
              03/07/96 - 06/13/96........................... 5.39 - 5.77        281,625,380
  60,000      Corestates Capital Corp.
              01/26/96 - 03/18/96........................... 5.70 - 5.79         59,472,558
  30,000      First Chicago Corp. 03/13/96..................    5.69             29,655,900
  50,000      First Union Corp. 02/27/96....................    5.65             49,542,750
  95,000      Morgan (J.P.) & Co. Inc.
              03/11/96 - 04/04/96........................... 5.66 - 5.78         93,845,533
 250,750      NationsBank Corp.
              01/18/96 - 04/09/96........................... 5.66 - 5.84        248,912,407
 130,000      PNC Funding Corp.
              02/01/96 - 03/08/96........................... 5.72 - 5.84        128,941,771
  55,000      Republic New York Corp. 02/14/96..............    5.69             54,605,039
                                                                                -----------
                                                                                974,663,618
                                                                                -----------
              Banks - Commercial (19.1%)
 214,300      Abbey National North America Corp.
              02/29/96 - 05/30/96........................... 5.60 - 5.71        211,412,142
 280,000      ABN - AMRO North America Finance Inc.
              01/24/96 - 04/25/96........................... 5.75 - 5.78        277,034,850
 199,000      Barclays U.S. Funding Corp.
              01/11/96 - 01/26/96........................... 5.77 - 5.79        198,392,303
  35,700      Canadian Imperial Holdings Inc.
              02/26/96 - 02/29/96...........................    5.80             35,360,305
 283,300      Dresdner U.S. Finance Inc.
              01/17/96 - 02/06/96........................... 5.75 - 5.82        282,054,918
  15,000      International Nederlanden (U.S.) Funding Corp.
              03/25/96......................................    5.55             14,803,992
  45,000      National Australia Funding (DE) Inc.
              03/20/96......................................    5.64             44,437,556
 143,000      Toronto - Dominion Holdings USA Inc.
              01/10/96 - 04/03/96........................... 5.49 - 5.84        142,141,055
                                                                                -----------
                                                                              1,205,637,121
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                      DESCRIPTION                      YIELD
AMOUNT IN                          AND                       ON DATE OF
THOUSANDS                     MATURITY DATES                  PURCHASE           VALUE
-------------------------------------------------------------------------------------------
              Brokerage (6.6%)
$263,000      Goldman Sachs Group L.P.
              01/09/96 - 03/08/96........................... 5.71 - 5.83%    $  261,338,992
 155,000      Morgan Stanley Group Inc.
              01/23/96 - 01/30/96........................... 5.81 - 5.82        154,298,875
                                                                                -----------
                                                                                415,637,867
                                                                                -----------
              Finance - Commercial (4.8%)
 309,700      CIT Group Holdings, Inc.
              01/29/96 - 04/08/96........................... 5.62 - 5.74        306,204,129
                                                                                -----------
              Finance - Consumer (7.3%)
 311,980      American Express Credit Corp.
              02/07/96 - 08/02/96........................... 5.39 - 5.80        304,821,085
  38,400      American General Finance Corp. 01/18/96.......    5.75             38,284,075
  45,000      Avco Financial Services Inc. 03/22/96.........    5.67             44,421,075
  56,500      Household Finance Corp. 01/03/96 - 02/14/96... 5.67 - 5.79         56,211,607
  20,000      Norwest Financial Inc. 02/21/96...............    5.72             19,833,933
                                                                                -----------
                                                                                463,571,775
                                                                                -----------
              Finance - Diversified (6.0%)
 140,950      Associates Corp. of North America
              02/16/96 - 05/13/96........................... 5.59 - 5.80        139,506,512
 240,550      General Electric Capital Corp.
              02/05/96 - 06/28/96........................... 5.51 - 5.79        236,644,725
                                                                                -----------
                                                                                376,151,237
                                                                                -----------
              Finance - Equipment (3.1%)
 194,850      Deere (John) Capital Corp.
              01/11/96 - 06/11/96........................... 5.53 - 5.81        192,659,239
                                                                                -----------
              Foods & Beverages (0.5%)
  30,000      Coca - Cola Co. 03/21/96......................    5.59             29,624,166
                                                                                -----------
              Office Equipment (4.9%)
  45,000      Hewlett-Packard Co. 02/13/96..................    5.72             44,682,750
 245,000      IBM Credit Corp. 03/04/96 - 04/03/96.......... 5.65 - 5.72        241,782,103
  25,000      Xerox Credit Corp. 01/25/96...................    5.79             24,897,083
                                                                                -----------
                                                                                311,361,936
                                                                                -----------
              Retail (3.3%)
 210,100      Sears Roebuck Acceptance Corp.
              01/04/96 - 04/15/96........................... 5.57 - 5.85        208,558,852
                                                                                -----------
              Telephones (3.7%)
  36,000      Ameritech Corp. 03/06/96......................    5.77             35,628,820
 198,800      AT&T Corp. 01/16/96 - 02/26/96................ 5.70 - 5.79        197,581,541
                                                                                -----------
                                                                                233,210,361
                                                                                -----------

              TOTAL COMMERCIAL PAPER
              (Amortized Cost $5,209,165,631)...........................      5,209,165,631
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                      DESCRIPTION                      YIELD
AMOUNT IN                          AND                       ON DATE OF
THOUSANDS                     MATURITY DATES                  PURCHASE           VALUE
-------------------------------------------------------------------------------------------
              SHORT-TERM BANK NOTES (7.9%)
$ 50,000      Bank of New York 06/05/96.....................    5.59    %    $   50,000,000
 115,000      F.C.C. National Bank
              02/13/96 - 04/30/96........................... 5.73 - 5.86        115,000,000
 104,150      First National Bank of Boston
              05/15/96 - 05/29/96........................... 5.53 - 5.73        104,150,000
  50,000      Fleet National Bank 02/27/96..................    5.75             50,000,000
  25,000      NationsBank, N.A. 08/01/96....................    5.48             25,000,000
  25,000      NBD Bank 01/08/96.............................    5.80             25,000,000
  90,000      PNC Bank, N.A. 02/28/96.......................    5.75             90,000,000
  41,500      Wachovia Bank of N.C., N.A.
              01/08/96 - 01/22/96........................... 5.75 - 5.76         41,500,000
                                                                                -----------
              TOTAL SHORT-TERM BANK NOTES
              (Amortized Cost $500,650,000).............................        500,650,000
                                                                                -----------
              CERTIFICATES OF DEPOSIT (5.2%)
  50,000      Mellon Bank, N.A. 03/05/96....................    5.70             50,000,000
 275,000      Union Bank 01/05/96 - 04/19/96................ 5.65 - 5.88        275,000,000
                                                                                -----------
              TOTAL CERTIFICATES OF DEPOSIT
              (Amortized Cost $325,000,000).............................        325,000,000
                                                                                -----------
              BANKERS' ACCEPTANCES (3.2%)
  72,000      Bank of America NT & SA
              01/12/96 - 05/20/96........................... 5.56 - 5.70         70,863,457
  82,000      Corestates Bank, N.A.
              01/09/96 - 05/20/96........................... 5.60 - 5.79         81,335,315
  20,000      First Union National Bank 01/23/96............    5.76             19,925,333
  20,000      Morgan Guaranty Trust Company of New York
              01/31/96......................................    5.77             19,898,844
  10,000      Republic National Bank of N.Y. 04/23/96.......    5.70              9,824,306
                                                                                -----------
              TOTAL BANKERS' ACCEPTANCES
              (Amortized Cost $201,847,255).............................        201,847,255
                                                                                -----------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                      DESCRIPTION                      YIELD
AMOUNT IN                          AND                       ON DATE OF
THOUSANDS                     MATURITY DATES                  PURCHASE           VALUE
-------------------------------------------------------------------------------------------
              U.S. GOVERNMENT & AGENCIES OBLIGATIONS (1.1%)
$  8,250      Federal Home Loan Banks 01/19/96..............    5.74    %    $    8,224,563
  27,000      Federal National Mortgage Assoc.
              06/21/96 - 09/18/96........................... 5.34 - 5.75         26,064,258
  40,000      U.S. Treasury Bills 07/25/96 - 08/22/96....... 5.71 - 5.83         38,630,225
                                                                                -----------
              TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
              (Amortized Cost $72,919,046)..............................         72,919,046
                                                                                -----------
              TOTAL INVESTMENTS
              (Amortized Cost $6,309,581,932) (a)...............   99.9%      6,309,581,932
              CASH AND OTHER ASSETS IN EXCESS OF
              LIABILITIES........................................    0.1          8,390,437
                                                                    ----        -----------
              NET ASSETS........................................  100.0%     $6,317,972,369
                                                                  ======     ==============

---------------------
(a) Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $6,309,581,932)....................................    $6,309,581,932
Cash................................................................            56,564
Interest receivable.................................................        11,013,805
Prepaid expenses....................................................           370,837
                                                                           -----------
    TOTAL ASSETS....................................................     6,321,023,138
                                                                           -----------
LIABILITIES:
Payable for:
    Investment management fee.......................................         1,557,613
    Plan of distribution fee........................................           523,358
    Shares of beneficial interest repurchased.......................           358,640
Accrued expenses....................................................           611,158
                                                                           -----------
    TOTAL LIABILITIES...............................................         3,050,769
                                                                           -----------
NET ASSETS:
Paid-in-capital.....................................................     6,317,968,182
Accumulated undistributed net investment income.....................             4,187
                                                                           -----------
    NET ASSETS......................................................    $6,317,972,369
                                                                        ==============
NET ASSET VALUE PER SHARE, 6,317,968,182 shares outstanding
 (unlimited shares authorized of $.01 par value)....................             $1.00
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1995 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.......................................................    $183,265,713
                                                                            ----------
EXPENSES
Investment management fee.............................................       9,349,253
Plan of distribution fee..............................................       3,093,254
Transfer agent fees and expenses......................................       1,554,918
Registration fees.....................................................         551,840
Custodian fees........................................................         123,163
Shareholder reports and notices.......................................         103,872
Professional fees.....................................................          29,305
Trustees' fees and expenses...........................................           8,700
Other.................................................................          42,965
                                                                            ----------
    TOTAL EXPENSES....................................................      14,857,270
                                                                            ----------
    NET INVESTMENT INCOME.............................................     168,408,443
    NET REALIZED GAIN.................................................          13,215
                                                                            ----------
NET INCREASE..........................................................    $168,421,658
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                    FOR THE SIX MONTHS        FOR THE YEAR
                                                          ENDED                  ENDED
                                                    DECEMBER 31, 1995        JUNE 30, 1995
--------------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...........................      $  168,408,443         $    255,626,693
Net realized gain...............................              13,215                   92,427
                                                       -------------              -----------
    NET INCREASE................................         168,421,658              255,719,120
                                                       -------------              -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...........................        (168,408,757)            (255,627,418)
Net realized gain...............................             (13,215)                 (92,427)
                                                       -------------              -----------
    TOTAL.......................................        (168,421,972)            (255,719,845)
                                                       -------------              -----------
Net increase from transactions in shares of
 beneficial interest............................         609,061,685            1,564,838,536
                                                       -------------              -----------
    TOTAL INCREASE..............................         609,061,371            1,564,837,811
NET ASSETS:
Beginning of period.............................       5,708,910,998            4,144,073,187
                                                       -------------              -----------
    END OF PERIOD
    (Including undistributed net investment
    income of $4,187 and $4,501,
    respectively)...............................      $6,317,972,369         $  5,708,910,998
                                                      ==============         ================

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the average daily net assets not exceeding $500 million; 0.425% to the portion of the average daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the average daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the average daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the average daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the average daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the average daily net assets exceeding $3 billion.

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1995, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1995 aggregated $11,322,306,254 and $10,876,033,225, respectively.

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1995, the Trust had transfer agent fees and expenses payable of approximately $270,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $765. At December 31, 1995, the Trust had an accrued pension liability of $50,287 included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:




                                                                                     FOR THE SIX MONTHS        FOR THE YEAR
                                                                                           ENDED                  ENDED
                                                                                     DECEMBER 31, 1995        JUNE 30, 1995
                                                                                     ------------------     ------------------
                                                                                     (unaudited)
Shares sold......................................................................       12,130,133,041          21,295,444,660
Shares issued in reinvestment of dividends and distributions.....................          168,063,998             255,223,533
                                                                                         -------------            ------------
                                                                                        12,298,197,039          21,550,668,193
Shares repurchased...............................................................      (11,689,135,354)        (19,985,829,657)
                                                                                         -------------            ------------
Net increase in shares outstanding...............................................          609,061,685           1,564,838,536
                                                                                         =============           =============

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX             FOR THE YEAR ENDED JUNE 30
                                                    MONTHS ENDED      -------------------------------------------
                                                  DECEMBER 31, 1995   1995      1994     1993     1992     1991
 -----------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............       $ 1.00       $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00
                                                          -----        -----     -----    -----    -----     -----
Net investment income.............................        0.027        0.051     0.029    0.029    0.045     0.068
Less dividends from net investment income.........       (0.027)      (0.051)   (0.029)  (0.029)  (0.045)   (0.068)
                                                          -----        -----     -----    -----    -----     -----
Net asset value, end of period....................       $ 1.00       $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00
                                                         ======       ======    ======   ======   ======    ======
TOTAL INVESTMENT RETURN...........................         2.74%(1)     5.23%     2.99%    2.95%    4.58%     7.05%
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         0.48%(2)     0.49%     0.51%    0.51%    0.54%     0.52%
Net investment income.............................         5.43%(2)     5.16%     2.95%    2.90%    4.45%     6.80%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions............       $6,318       $5,709    $4,144   $3,604   $3,628    $3,688

---------------------
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
---------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
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Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
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Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.




ACTIVE

ASSETS(R)

ACCOUNT


ACTIVE ASSETS
 MONEY TRUST





Semiannual Report
December 31, 1995